ACCOUNTING STANDARDS AND BASIS OF PREPARATION - ECL Sensitivity (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Reported ECL allowance	$ 12,222,052
Financial assets	$ 621,065,731	$ 686,714,111
Reported Provision Ratio	4.93%
Favorable [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Reported ECL allowance	$ 11,814,479
Reported Provision Ratio	4.77%
Unfavorable [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Reported ECL allowance	$ 12,984,448
Reported Provision Ratio	5.24%
Gross carrying amount
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Financial assets	$ 247,813,250